RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details)	1 Months Ended										4 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 tanker	Dec. 31, 2021 USD ($) shares	Nov. 30, 2021 USD ($) vessels tanker	Jul. 31, 2021 shares $ / shares	Feb. 28, 2021	Nov. 30, 2018 shares	Jul. 31, 2016 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares vessels tanker subsidiary	Dec. 31, 2021 USD ($) shares vessels tanker	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2016 USD ($)	Jan. 31, 2014 vessels tanker
Disclosure of transactions between related parties [line items]
Cash buffer per vessel, covenant compliance													$ 2,000,000
Proceeds from sale of vessels												$ 80,000,000	80,000,000
Purchase of interests in associates												1,505,000	0
Receivables due from related parties					$ 11,676,000						$ 13,485,000	13,485,000	11,676,000		$ 13,255,000
Related party payables					36,250,000						31,248,000	$ 31,248,000	36,250,000		19,853,000
Number of subsidiaries | subsidiary												2
Proceeds from issuance of debt												$ 651,248,000	403,868,000
Long-term portion of debt					$ 2,126,910,000						2,112,460,000	$ 2,112,460,000	$ 2,126,910,000		1,908,924,000
Number of vessels chartered out | vessels												2	5
Share options exercised in share-based payment arrangement (in shares) | shares													339,000
Share option, strike price (in dollars per share) | $ / shares							$ 5.70
Shares issued on exercise of options (in shares) | shares					1,280,000				180,000	1,170,000
Share options, expiration period					5 years				33 months	5 years
Ship Finance International Limited
Disclosure of transactions between related parties [line items]
Cash					$ 2,000,000						0	$ 0	$ 2,000,000		15,600,000
Share options, first tranche
Disclosure of transactions between related parties [line items]
Share options, vesting percentage										33.333%
Share options, second tranche
Disclosure of transactions between related parties [line items]
Share options, vesting percentage										33.333%
Share options, third tranche
Disclosure of transactions between related parties [line items]
Share options, vesting percentage										33.333%
July 2016 and November 2018 grants
Disclosure of transactions between related parties [line items]
Share options exercised in share-based payment arrangement (in shares) | shares												0	339,000
Employee stock option | Share options, first tranche
Disclosure of transactions between related parties [line items]
Vesting period					12 months					1 year
Share options, vesting percentage					27.50%
Employee stock option | Share options, second tranche
Disclosure of transactions between related parties [line items]
Vesting period					24 months					2 years
Share options, vesting percentage					27.50%
Employee stock option | Share options, third tranche
Disclosure of transactions between related parties [line items]
Vesting period					36 months					3 years
Share options, vesting percentage					45.00%
Minimum
Disclosure of transactions between related parties [line items]
Term of vessels chartered out												6 months
$275.0 million revolving credit facility
Disclosure of transactions between related parties [line items]
Notional Amount	$ 275,000,000										275,000,000	$ 275,000,000				$ 275,000,000
Undrawn borrowing facilities					$ 65,300,000								$ 65,300,000	$ 215,000,000
Extension period	12 months					12 months		12 months
Proceeds from issuance of debt						$ 149,700,000
Borrowings, interest rate	8.50%															6.25%
Long-term portion of debt					209,700,000						209,700,000	209,700,000	209,700,000
Interest expense												13,300,000	8,200,000
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Guarantee amount, subsidiary performance											60,000,000	60,000,000
Guarantee amount, current exposure					0						$ 0	0	0
FMS Hold Co
Disclosure of transactions between related parties [line items]
Purchase of interests in associates		$ 1,500,000
Clean Marine
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate											43.60%
Investments accounted for using equity method					600,000						$ 1,500,000	1,500,000	600,000
Share of profit (loss) of associates accounted for using equity method												600,000	0
TFG Marine
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method												$ (14,800,000)	700,000
Proportion of ownership interest in joint venture												15.00%
Receivables due from related parties					1,500,000								1,500,000
Debt conversion, converted instrument, amount													100,000
Purchases of goods, related party transactions												$ 434,400,000	240,500,000
Related party payables					20,600,000						14,800,000	$ 14,800,000	$ 20,600,000		5,400,000
LR2 Tanker
Disclosure of transactions between related parties [line items]
Number of tankers sold | tanker						4						2	2
Proceeds from sale of SFL vessels						$ 160,000,000
Number of vessels delivered | tanker				2									2
Proceeds from sale of vessels												$ 68,600,000
Total net cash proceeds from sale of vessels												35,100,000
Gain on sale of vessels sold												4,600,000	$ 3,200,000
VLCC vessels
Disclosure of transactions between related parties [line items]
Number of vessels delivered | vessels													2
VLCC vessels | $275.0 million revolving credit facility
Disclosure of transactions between related parties [line items]
Number of vessels under construction | vessels						6
Number of vessels delivered | vessels						2
SFL Corporation Limited
Disclosure of transactions between related parties [line items]
Lease termination (receipts) payments			$ 4,500,000									4,456,000	$ 0
Loss on contract termination												400,000
Contingent rental income												623,000	3,606,000
Profit share payable					300,000						0	0	300,000
Number of vessels | vessels																	2
Income (loss) on pooled vessels												100,000	(300,000)
SFL Corporation Limited | Suezmax tanker
Disclosure of transactions between related parties [line items]
Number of vessels | tanker																	2
TFG Marine
Disclosure of transactions between related parties [line items]
Receivables due from related parties					199,000						28,000	28,000	199,000		16,000
Related party payables					20,605,000						14,831,000	14,831,000	20,605,000		$ 5,369,000
Guarantee amount, subsidiary performance					6,000,000								6,000,000
Guarantee amount, current exposure					$ 0						$ 0	0	0
Other affiliates of Hemen
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions												$ 5,600,000	$ 2,900,000
John Fredriksen
Disclosure of transactions between related parties [line items]
Share options exercised in share-based payment arrangement (in shares) | shares							198,000						198,000
Inger M. Klemp
Disclosure of transactions between related parties [line items]
Share options exercised in share-based payment arrangement (in shares) | shares							120,000						120,000
Ola Lorentzon
Disclosure of transactions between related parties [line items]
Share options exercised in share-based payment arrangement (in shares) | shares							21,000						21,000